Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues, net	$ 3,831,778	$ 2,931,280
Cost of Sales	449,049
Gross Profit	3,382,729	2,931,280
Operating Expenses
General and Administrative	3,470,345	2,536,185
Operating Income (Loss)	(87,616)	395,095
Other Income	161,639	67,500
Loss on Extinguishment of Debt	(7,444)	(16,556)
Interest Expense	(57,541)	(157,056)
Net Income	$ 9,038	$ 288,983
Net Income per Common Share - Basic:	$ 0.00	$ 0.01
Net Income per Common Share - Diluted:	$ 0.00	$ 0.01
Weighted average Common Shares Outstanding Basic	32,260,622	31,955,416
Weighted average Common Shares Outstanding Diluted	34,958,502	34,086,251